Income Taxes - Reconciliation Between the Reported Income Tax Expense and the Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate									$ 2,342	$ 2,701	$ 4,290
Increase (decrease) in income taxes resulting from:
State income tax, net of federal income tax effect									217	252	433
Bank owned life insurance income									(529)	(528)	(710)
Other, net									136	117	51
Total Income Tax Expense	$ 609	$ 596	$ 513	$ 448	$ 376	$ 549	$ 772	$ 845	$ 2,166	$ 2,542	$ 4,064
Effective income tax rate									31.50%	32.00%	32.20%